Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Depreciation, Depletion and Amortization			$ 315	$ 218
Pension Expense			0	2,657
Share-based Compensation			113	113
Gain (Loss) on Sale of Other Assets			0	(54)
Sale Leaseback Transaction, Current Period Gain Recognized			(26)	0
Deferred Income Tax Expense (Benefit)	0	0	0	(1,163)
Realized Investment Gains (Losses)	488	319	1,435	4,147
Accretion (Amortization) of Discounts and Premiums, Investments			921	953
Increase (Decrease) in Accounts and Other Receivables			(12,344)	3,762
Increase (Decrease) in Reinsurance Recoverable			2,127	1,018
Increase (Decrease) in Deferred Policy Acquisition Costs			(744)	784
Increase (Decrease) in Accrued Investment Income Receivable			69	707
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease)			(21,576)	(40,936)
Increase (Decrease) in Unearned Premiums			9,766	(1,370)
Increase (Decrease) in Reinsurance Payables			(1,898)	(3,913)
Increase (Decrease) in Accounts Payable and Accrued Liabilities			805	(3,320)
Payments to Acquire Available-for-sale Securities			53,470	64,563
Interest Paid			0	0
Income Taxes Paid, Net			0	0
Payments to Acquire Other Investments			1,250	0
Proceeds from Sale of Available-for-sale Securities			59,452	113,823
Net income (loss) attributable to Atlas	2,303	265	3,166	(2,470)
Adjustments to reconcile net income to net cash provided by operating activities:
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	521	315
Increase (Decrease) in Other Operating Assets and Liabilities, Net	(14,208)	(4,162)
Increase (Decrease) in Net Claims Liabilities	(1,055)	(14,293)
Net cash flows used in operating activities	(12,439)	(17,875)	(20,741)	(47,161)
Cash Acquired from Acquisition	11,083	0
Proceeds from Sale, Maturity and Collection of Investments	46,304	31,031
Payments to Acquire Investments	(47,426)	(31,814)
Payments to Acquire Property, Plant, and Equipment	(265)	(345)	(673)	(396)
Proceeds from Sale of Property, Plant, and Equipment		13,342	13,342	2,436
Net Cash Provided by (Used in) Investing Activities	9,696	12,214	17,401	51,300
Proceeds from Issuance of Common Stock	9,756	0
Proceeds from Warrant Exercises	409	0
Payments of Dividends	(2,076)	0
Options Exercised	0	4	3	73
Net Cash Provided by (Used in) Financing Activities	8,089	4	3	73
Cash and cash equivalents, beginning of period	19,912	23,249	23,249	19,037
Cash and Cash Equivalents, Period Increase (Decrease)	5,346	(5,657)	(3,337)	4,212
Cash and cash equivalents, end of period	$ 25,258	$ 8,712	$ 19,912	$ 23,249